Cover Page	Mar. 12, 2025
Document Information [Line Items]
Entity Registrant Name	Fidus Investment Corporation
Amendment Flag	false
Entity Central Index Key	0001513363
Document Type	8-K
Document Period End Date	Mar. 12, 2025
Securities Act File Number	814-00861
Entity Tax Identification Number	27-5017321
Entity Address, Address Line One	1603 Orrington Avenue
Entity Address, Address Line Two	Suite 1005
Entity Address, City or Town	Evanston
Entity Incorporation, State or Country Code	MD
Entity Address, Postal Zip Code	60201
Entity Address, State or Province	IL
City Area Code	847
Local Phone Number	859-3940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FDUS
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ